Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Earnings	$ 2,947	$ 588
Items that may be reclassified to earnings
Translation loss on foreign operations	(9)	0
Items that will not be reclassified to earnings
Translation effect on change in reporting currency	0	32
Actuarial loss on retirement benefits, net of tax	153	(7)
Total other comprehensive income	144	25
Comprehensive earnings	$ 3,091	$ 613